REVENUE (Schedule of revenues) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amounts included in the beginning of year contract liability balance	$ 15,000		$ 329,937	$ 337,221